Shareholders' Deficit - Summary of Assumptions used to Determine Fair Value of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Stock price	$ 4.10	$ 8.25
Exercise price	4.10	8.25
Maximum [Member]
Stock price	7.85	20.25
Exercise price	$ 7.85	$ 20.25
Warrants [Member]
Expected dividend	0.00%	0.00%
Warrants [Member] | Minimum [Member]
Stock price	$ 4.05	$ 6.00
Exercise price	$ 4.94	$ 4.94
Expected term	2 years 6 months	1 year
Volatility	51.00%	27.00%
Risk-free interest rate	0.71%	0.25%
Warrants [Member] | Maximum [Member]
Stock price	$ 11.25	$ 16.80
Exercise price	$ 6.90	$ 20.25
Expected term	5 years	5 years
Volatility	91.00%	96.00%
Risk-free interest rate	2.07%	1.37%